Average Annual Total Returns{- Freedom 2020 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2020 Portfolio	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2020 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	Past 1 year	Past 5 years	Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFU Past 1 year	IXWFU Past 5 years	IXWFU Past 10 years
Total	9.47%	10.68%	9.26%	9.47%	10.58%	9.15%	9.26%	10.41%	8.98%	(1.54%)	3.57%	2.90%	28.71%	18.47%	16.55%	8.70%	9.82%	8.80%